Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities [Abstract]
Other liabilities
Other liabilities as of December 31, 2022 and 2023 are as follows:

	2022		2023
Lease liabilities (*)	~~W~~	623,339	613,914
Accounts payable		12,343,884	18,917,257
Accrued expenses		4,418,363	5,877,135
Dividend payable		34,698	8,809
Advance received		186,134	168,940
Unearned income		448,094	492,886
Withholding value-added tax and other taxes		751,695	876,814
Securities deposit received		2,451,521	2,552,266
Foreign exchange settlement pending		359,422	302,322
Domestic exchange settlement pending		2,308,574	9,238,159
Payable from trust account		6,579,457	6,537,565
Due to agencies		718,082	801,976
Deposits for subscription		18,931	30,729
Sundry liabilities		2,149,160	2,394,202
Others		42,824	45,221
Present value discount		(97,703)	(135,855)

	~~W~~	33,336,475	48,722,340

(*)
As of December 31, 2022 and 2023, the Group accounts for the lease liabilities as other liabilities.
For the year ended December 31, 2022, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
12,337 million, cash outflows from leases are
~~W~~
279,406 million, and interest expense on lease liabilities is
~~W~~
13,379 million. For the year ended December 31, 2023, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
23,272 million, cash outflows from leases are
~~W~~
293,240 million, and interest expense on lease liabilities is
~~W~~
18,855 million.